Financial Instruments: Movement in Level 3 portfolios - Liabilities (Details) - Recurring - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement in level 3 liabilities
Liabilities at end of period	£ 245,200
Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	2,187	£ 2,997
Amount recorded in the income statement	(233)	(204)
Level 3 transfers in	198	292
Level 3 transfers out	(107)	(418)
Issuances	24
Purchases	191	269
Settlements	(108)	(117)
Sales	(122)	(323)
Foreign exchange and other adjustments		9
Liabilities at end of period	2,030	2,505
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(222)	629
Amounts recorded in the income statement in respect of balances held at year end - realised	£ 7	£ (262)